Related Party Transactions (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

	Three Months Ended March 31,
(In millions)	2017	2016
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$—	$6
Expenses paid to Sponsors’ portfolio companies	—	1
Expenses paid on behalf of CAC	9	6
Transactions with CEOC
Shared services allocated expenses to CEOC	96	91
Shared services allocated expenses from CEOC	23	25
Management fees incurred	11	10
Octavius Tower lease revenue	9	9
Other expenses incurred	4	7

Transactions Related to the CEOC Reorganization
The Debtors filed the Third Amended Plan on January 13, 2017, and CEC, CAC, the Debtors, and CEOC’s major creditor groups have agreed to support the Third Amended Plan and have entered into various RSAs with respect to the CEOC reorganization. See detailed discussion of the Third Amended Plan and the RSAs in Note 1.
Transactions with Sponsors and their Affiliates
The members of Hamlet Holdings LLC (“Hamlet Holdings”) are comprised of individuals affiliated with Apollo Global Management, LLC and affiliates of TPG Capital LP (collectively, the “Sponsors”). As of March 31, 2017, Hamlet Holdings beneficially owned a majority of CEC’s common stock pursuant to an irrevocable proxy providing Hamlet Holdings with sole voting and sole dispositive power over those shares, and, as a result, the Sponsors have the power to elect all of CEC’s directors.
Reimbursements and Expenses
CEC has a services agreement with the Sponsors relating to the provision of financial and strategic advisory services and consulting services. The Sponsors have granted an ongoing waiver of the monitoring fees for management services; however, we reimburse the Sponsors for expenses they incur related to these management services and certain legal expenses. The reimbursed expenses are included in corporate expense and are included in the table above.
Sponsors’ Portfolio Companies
We may engage in transactions with companies owned or controlled by affiliates of the Sponsors in the normal course of business. Amounts paid to the Sponsors’ portfolio companies are included in the table above and we believe such transactions are conducted at fair value.
In addition, certain entities affiliated with or under the control of our Sponsors may from time to time transact in and hold our debt securities, and participate in any modifications of such instruments on terms available to any other holder of our debt.
Caesars Acquisition Company
As described in Note 2, CAC is the sole voting member of CGP, our consolidated VIE, and common control exists between CAC and Caesars through the majority beneficial ownership of both by Hamlet Holdings. Pursuant to the operating agreement of CGP, CGP pays certain expenses on behalf of CAC. These expenses, which are included in the table above, commenced in 2013 and are reflected as distributions to a noncontrolling interest holder in the consolidated statements of equity. Under its operating agreement, CGP is required to distribute funds to CAC that will be used to pay CAC’s tax obligation resulting from the sale of the SMG Business. During the three months ended March 31, 2017, CGP made no additional tax payments related to the sale of the SMG Business and the remaining balance of $19 million is included in due to affiliates in the Balance Sheets.
Transactions with CEOC
As described in Note 2, upon its filing for reorganization under Chapter 11 of the Bankruptcy Code and its subsequent deconsolidation, transactions with CEOC are no longer eliminated in consolidation and are considered related party transactions for Caesars. A summary of these transactions is provided in the table above.
CEOC Shared Services Agreement
Pursuant to a shared services agreement, CEOC provides Caesars with certain corporate and administrative services, and the costs of these services are allocated to Caesars. Certain services are now provided by CES (see Note 1).
Prior to the deconsolidation of CEOC, we were self-insured for employee medical (health, dental, and vision) and risk products, including workers compensation and surety bonds, and our insurance claims and reserves included accruals of estimated settlements for known claims, as well as accruals of actuarial estimates of incurred but not reported claims.
We continue to be self-insured for workers compensation and other risk insurance as of March 31, 2017. Caesars Entertainment provides insurance coverage to CEOC and receives insurance premiums on an installment basis, which are intended to cover claims processed on CEOC’s behalf. We prepay CEOC for estimated employee medical insurance claims.
Services Joint Venture
CES provides certain corporate and administrative services to its Members, and the costs of these services are allocated among the Members. The CES allocated costs include amounts for insurance coverage (see Note 1).
Management Fees
CGP pays a management fee to CEOC for the CGP properties that are managed by CEOC or CES.
Octavius Tower Lease Agreement
Under the Octavius Tower lease agreement, CEOC leases the Octavius Tower at Caesars Palace Las Vegas from CERP and pays rent totaling $35 million annually through expiration in April 2026.
LINQ Access and Parking Easement Lease Agreement
Under the LINQ Access and Parking Easement lease agreement, CEOC leases the parking lot behind The LINQ promenade and The LINQ Hotel & Casino to CERP and CGP. Together, CERP and CGP pay approximately $2 million annually, subject to a 3% annual increase through expiration in April 2028. Amounts are included within other expenses incurred in the table above.
Service Provider Fee
CEOC, CERP, and CGP have a shared services agreement under which CERP and CGP pay for certain indirect corporate support costs. Amounts are included within other expenses incurred in the table above.
Cross Marketing and Trademark License Agreement
CIE and CEOC have a Cross Marketing and Trademark License Agreement in effect until December 31, 2026, unless terminated earlier pursuant to the terms of the agreement. The agreement grants CIE the exclusive right to use various brands of Caesars Entertainment in connection with social and mobile games and online real money gaming in exchange for a 3.0% royalty. This agreement also provides for cross-marketing and promotional activities between CIE and CEOC, including participation by CIE in Caesars’ Total Rewards loyalty program. CEOC also receives a revenue share from CIE for customer referrals. Amounts are included within other expenses incurred in the table above.
Effective upon Closing, CIE and Playtika, formerly a wholly-owned subsidiary of CIE and now a wholly-owned subsidiary of the buyer of the SMG Business, executed a separate sub-license agreement extending substantially the same rights and obligations to both parties beyond the sale through December 31, 2026.
Equity Incentive Awards
Caesars maintains an equity incentive awards plan under which CEC may issue time-based and performance-based stock options, restricted stock units and restricted stock awards to CEOC employees. Although awards under the plan result in the issuance of shares of CEC common stock, because CEOC is no longer a consolidated subsidiary of CEC, we have accounted for these awards as nonemployee awards subsequent to the date of deconsolidation.
Employee Benefit Plans
CEC maintains a defined contribution savings and retirement plan in which employees of CEOC may participate. The plan provides for, among other things, pre-tax and after-tax contributions by employees. Under the plan, participating employees may elect to contribute up to 50% of their eligible earnings (subject to certain IRS and plan limits). In addition, employees subject to collective bargaining agreements receive benefits through the multi-employer pension plans sponsored by the organization in which they are a member. The expenses related to contributions made to the plans on their behalf are allocated to the properties at which they are employed.
Total Rewards Loyalty Program
CEOC’s customer loyalty program, Total Rewards, offers incentives to customers from their spending related to on-property entertainment expenses, including gaming, hotel, dining, and retail shopping at our and CEOC’s resort properties located in the U.S. and Canada. Under the program, customers are able to accumulate, or bank, Reward Credits over time that they may redeem at their discretion under the terms of the program. The Reward Credit balance will be forfeited if the customer does not earn a Reward Credit over the prior six-month period. As a result of the ability of the customer to bank the Reward Credits, CEOC estimates the cost of fulfilling the redemption of Reward Credits, after consideration of estimated forfeitures (referred to as “breakage”) based upon the cost of historical redemptions. The estimated value of Reward Credits is expensed as the Reward Credits are earned by customers and is included in direct casino expense. The total estimated cost is accrued by CEOC, with the incremental charges related to our casino properties included in due to affiliates in the Balance Sheets.
Due from/to Affiliates
Amounts due to or from affiliates for each counterparty represent the net receivable or payable as of the end of the reporting period primarily resulting from the transactions described above and are settled on a net basis by each counterparty in accordance with the legal and contractual restrictions governing transactions by and among Caesars’ consolidated entities and CEOC. The amount due from CEOC represents the maximum exposure to loss as a result of Caesars’ involvement with CEOC, and the amount is reported net of an allowance for doubtful accounts of $12 million for both March 31, 2017 and December 31, 2016.
As of March 31, 2017 and December 31, 2016, due from affiliates was $26 million and $64 million, respectively, and represented a receivable due to CES from CEOC for shared services performed on behalf of CEOC.
As of March 31, 2017 and December 31, 2016, due to affiliates was $67 million and $112 million, respectively. These amounts include the payable to CAC from CGP related to CAC’s taxes payable described above, which was $19 million and $45 million as of March 31, 2017 and December 31, 2016, respectively. The remaining liability represented a payable due to CEOC primarily from CGP for shared services performed on their behalf.

Related Party Transactions

	Years ended December 31,
(In millions)	2016	2015	2014
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$6	$20	$2
Expenses paid to Sponsors’ portfolio companies	2	3	9
Expenses paid on behalf of CAC	315	36	32
Transactions with CEOC
Shared services allocated expenses to CEOC	368	355	—
Shared services allocated expenses from CEOC	148	117	—
Management fees incurred	45	40	—
Octavius Tower lease revenue	35	34	—
Other expenses incurred	14	12	—

Transactions Related to the CEOC Reorganization
The Debtors filed the Third Amended Plan on January 13, 2017, and CEC, CAC, the Debtors, and CEOC’s major creditor groups have agreed to support the Third Amended Plan and have entered into various RSAs with respect to the CEOC reorganization. See detailed discussion of the Third Amended Plan and the RSAs in Note 1.
Transactions with Sponsors and their Affiliates
The members of Hamlet Holdings LLC (“Hamlet Holdings”) are comprised of individuals affiliated with Apollo and affiliates of TPG (collectively, the “Sponsors”). As of December 31, 2016, Hamlet Holdings beneficially owned a majority of CEC’s common stock pursuant to an irrevocable proxy providing Hamlet Holdings with sole voting and sole dispositive power over those shares, and, as a result, the Sponsors have the power to elect all of CEC’s directors.
Reimbursements and Expenses
CEC has a services agreement with the Sponsors relating to the provision of financial and strategic advisory services and consulting services. The Sponsors have granted an ongoing waiver of the monitoring fees for management services; however, we reimburse the Sponsors for expenses they incur related to these management services and certain legal expenses. The reimbursed expenses are included in corporate expense and are included in the table above.
Sponsors’ Portfolio Companies
We have entered into agreements with a number of companies that are portfolio companies of our Sponsors. The following are the Sponsor portfolio companies with which we have business relationships:

•	XOJet, Inc. - provides access to aircraft at contractually agreed upon hourly rates.

•	SunGard Availability Service LP - provides enterprise cloud services and solutions for managed information technology.

•	Sabre, Inc. - provides technology to assist our customers with booking hotel rooms.

•	Avaya Inc. - supplies technology products and services and related software licenses and support.

•
Norwegian Cruise Line Holdings Ltd. - a cruise ship operations company with which we have a marketing agreement pursuant to which, among other things, NCL pays Caesars Entertainment a percentage of its gaming revenue.

•	Classic Party Rentals - provides party rental supplies.

•	Creative Artists Agency LLC, - we have entered into multiple entertainment agreements in connection with artists’ performances at Caesars’ properties.

•	Fleet Pride, Inc. - provides aftermarket heavy-duty truck and trailer parts.

•	Sutherland Global Services - technology and analytics enabled business process enterprise that provides end-to-end business process transformation.

•	Sbarro, LLC, - pizzeria chain that specializes in New York style pizza by the slice and other Italian-American cuisine.

•	Protection One - full service security provider.

•	ADT Security Services, Inc. - provides electronic security, fire protection, and other related alarm monitoring services.
Amounts paid to the Sponsors’ portfolio companies are included in the table above and we believe such transactions are conducted at fair value.
In addition, certain entities affiliated with or under the control of our Sponsors may from time to time transact in and hold our debt securities, and participate in any modifications of such instruments on terms available to any other holder of our debt.
Caesars Acquisition Company
As described in Note 2, CAC is the sole voting member of CGP, our consolidated VIE, and common control exists between CAC and Caesars through the majority beneficial ownership of both by Hamlet Holdings. Pursuant to the operating agreement of CGP, CGP pays certain expenses on behalf of CAC. These expenses, which are included in the table above, commenced in 2013 and are reflected as distributions to a noncontrolling interest holder in the consolidated statements of equity. The year ended December 31, 2016 includes $285 million related to CAC’s estimated current income tax expense on the gain on sale of the SMG Business. Under its operating agreement, CGP is required to distribute funds to CAC that will be used to pay CAC’s tax obligation resulting from the sale. During the fourth quarter of 2016, CGP made tax payments of $240 million related to the sale of the SMG Business.
Transactions with CEOC
As described in Note 2, upon its filing for reorganization under Chapter 11 of the Bankruptcy Code and its subsequent deconsolidation, transactions with CEOC are no longer eliminated in consolidation and are considered related party transactions for Caesars. A summary of these transactions is provided in the table above.
CEOC Shared Services Agreement
Pursuant to a shared services agreement, CEOC provides Caesars with certain corporate and administrative services, and the costs of these services are allocated to Caesars. Certain services are now provided by CES (see Note 1).
Prior to the deconsolidation of CEOC, we were self-insured for employee medical (health, dental, and vision) and risk products, including workers compensation and surety bonds, and our insurance claims and reserves included accruals of estimated settlements for known claims, as well as accruals of actuarial estimates of incurred but not reported claims.
We continue to be self-insured for workers compensation and other risk insurance as of December 31, 2016. Caesars Entertainment provides insurance coverage to CEOC and receives insurance premiums on an installment basis, which are intended to cover claims processed on CEOC’s behalf. We prepay CEOC for estimated employee medical insurance claims.
Services Joint Venture
CES provides certain corporate and administrative services to its Members, and the costs of these services are allocated among the Members. Accordingly, CERP and CGP are allocated 21.8% and 12.8%, respectively, and CEOC reimburses CES for its allocated costs. The CES allocated costs include amounts for insurance coverage (see Note 1).
Management Fees
In 2014, CEOC sold to CGP, among other things, four properties (The Cromwell, The LINQ Hotel, Bally’s Las Vegas, and Harrah’s New Orleans), related intellectual property, and 50% of certain ongoing management fees. Under the terms of the agreements governing this transaction, each property remained under management by CEOC, until CEOC assigned the management agreements to CES. CEOC continues to receive ongoing management fees during the term of the related property management agreement consisting of a (i) base management fee of 2% of monthly net operating revenues and (ii) an incentive management fee in an amount equal to 5% of EBITDA for each operating year. Each property also licenses enterprise-wide intellectual property from CLC. The agreements governing this transaction also provide that CEC and CEOC will indemnify CGP LLC for the failure of CEC and CEOC to perform or fulfill any of their covenants or breach any of their representations and warranties under the agreements among other agreed upon matters.
Octavius Tower Lease Agreement
Under the Octavius Tower lease agreement, CEOC leases the Octavius Tower at Caesars Palace Las Vegas from CERP and pays rent totaling $35 million annually through expiration in April 2026.
LINQ Access and Parking Easement Lease Agreement
Under the LINQ Access and Parking Easement lease agreement, CEOC leases the parking lot behind The LINQ promenade and The LINQ Hotel to CERP and CGP. Together, CERP and CGP pay approximately $2 million annually, subject to a 3% annual increase through expiration in April 2028. Amounts are included within other expenses incurred in the table above.
Service Provider Fee
CEOC, CERP and CGP have a shared services agreement under which CERP and CGP pay for certain indirect corporate support costs. CEOC is authorized to charge CERP and CGP for an amount equal to 21.8% and 12.8%, respectively, of unallocated corporate support costs. Amounts are included within other expenses incurred in the table above.
Cross Marketing and Trademark License Agreement
CIE and CEOC have a Cross Marketing and Trademark License Agreement in effect until December 31, 2026, unless terminated earlier pursuant to the terms of the agreement. The agreement grants CIE the exclusive right to use various brands of Caesars Entertainment in connection with social and mobile games and online real money gaming in exchange for a 3% royalty. This agreement also provides for cross-marketing and promotional activities between CIE and CEOC, including participation by CIE in Caesars’ Total Rewards loyalty program. CEOC also receives a revenue share from CIE for customer referrals. Amounts are included within other expenses incurred in the table above.
Effective upon Closing, CIE and Playtika, formerly a wholly-owned subsidiary of CIE and now a wholly-owned subsidiary of the buyer of the SMG Business, executed a separate sub-license agreement extending substantially the same rights and obligations to both parties beyond the sale through December 31, 2026.
Equity Incentive Awards
Caesars maintains an equity incentive awards plan under which CEC may issue time-based and performance-based stock options, restricted stock units and restricted stock awards to CEOC employees. Although awards under the plan result in the issuance of shares of CEC, because CEOC is no longer a consolidated subsidiary of CEC, we have accounted for these awards as nonemployee awards subsequent to the date of deconsolidation.
Employee Benefit Plans
CEC maintains a defined contribution savings and retirement plan in which employees of CEOC may participate. The plan provides for, among other things, pre-tax and after-tax contributions by employees. Under the plan, participating employees may elect to contribute up to 50% of their eligible earnings (subject to certain IRS and plan limits). In addition, employees subject to collective bargaining agreements receive benefits through the multi-employer pension plans sponsored by the organization in which they are a member. The expenses related to contributions made to the plans on their behalf are allocated to the properties at which they are employed.
Total Rewards Loyalty Program
CEOC’s customer loyalty program, Total Rewards, offers incentives to customers from their spending related to on-property entertainment expenses, including gaming, hotel, dining, and retail shopping at our and CEOC’s resort properties located in the U.S. and Canada. Under the program, customers are able to accumulate, or bank, Reward Credits over time that they may redeem at their discretion under the terms of the program. The Reward Credit balance will be forfeited if the customer does not earn a Reward Credit over the prior six-month period. As a result of the ability of the customer to bank the Reward Credits, CEOC estimates the cost of fulfilling the redemption of Reward Credits, after consideration of estimated forfeitures (referred to as “breakage”) based upon the cost of historical redemptions. The estimated value of Reward Credits is expensed as the Reward Credits are earned by customers and is included in direct casino expense. The total estimated cost is accrued by CEOC, with the incremental charges related to our casino properties included in due to affiliates, net in the Balance Sheets.
Due from/to Affiliates
Amounts due to or from affiliates for each counterparty represent the net receivable or payable as of the end of the reporting period primarily resulting from the transactions described above and are settled on a net basis by each counterparty in accordance with the legal and contractual restrictions governing transactions by and among Caesars’ consolidated entities and CEOC. The amount due from CEOC represents the maximum exposure to loss as a result of Caesars’ involvement with CEOC, and the amount is reported net of an allowance for doubtful accounts of $12 million.
As of December 31, 2016 and 2015, due from affiliates was $64 million and $34 million, respectively, and represented a receivable due to CES from CEOC for shared services performed on behalf of CEOC.
As of December 31, 2016 and 2015, due to affiliates was $112 million and $16 million, respectively, and represented a payable due to CEOC primarily from CGP for shared services performed on their behalf.